Long-term debt (Details 1)	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [abstract]
Long-term debt balance at December 31, 2016	$ 71,064,176
Long-term debt reclassified to discontinued operations (note 5)	(13,639,859)
Principal repayments of long-term debt	(62,638,889)
Deferred debt expense recorded in finance expense	5,214,572
Long-term debt balance at December 31, 2017	$ 0